COLLABORATION AGREEMENTS: (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Percentage of gross profits related to sale products		50.00%
Revenues recognized	$ 904	$ 1,582
Minimum [Member]
Royalties Maturity		2016
Maximum [Member]
Royalties Maturity		2024